<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 10th day of August, 2010.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 239
FORM 13F INFORMATION TABLE VALUE TOTAL: $446,980,036

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
A D A M, Inc.
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Alliance One International
Altria Group, Inc.
America First Tax Exempt
American Express Company
Angeion Corp.
Apache Corp.
Apple, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
00088U108
002824100
G1151C101
00507V109
8474108
01307800
13817101
H01301102
18772103
02209S103
02364V107
25816109
03462H404
37411105
037833100

$12,425,522
$60,132
$3,303,650
$4,626,444
$664,562
$497,484
$270,900
$573,923
$200,057
$373,793
$624,507
$543,000
$224,702
$50,221
$4,765,154
$11,112,092


157,305
18,850
70,621
119,701
63,352
8,185
10,000
57,050
1,350
104,998
31,163
100,000
5,660
12,650
56,600
44,178

157,305
18,850
70,621
119,701
63,352
8,185
10,000
57,050
1,350
104,998
31,163
100,000
5,660
12,650
56,600
44,178



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
A D A M, Inc.
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Alliance One International
Altria Group, Inc.
America First Tax Exempt
American Express Company
Angeion Corp.
Apache Corp.
Apple, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

157,305
18,850
70,621
119,701
63,352
8,185
10,000
57,050
1,350
104,998
31,163
100,000
5,660
12,650
56,600
44,178

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








AT&T Corp.
Atna Resources Ltd.
Aurizon Mines Ltd.
Automatic Data Processing, Inc.
Baidu, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

00206R102
04957F101
05155P106
53015103
056752108
057665200
05945K102
60505104
06425J102
67901108
54937107
07556Q105
075887109
084670207
84670108
88606108
09060J106


$1,687,923
$9,317
$72,124
$947,076
$948,354
$4,496,725
$973,254
$6,031,822
$142,142
$376,903
$9,344,444
$371,712
$470,432
$15,542,339
$2,400,000
$4,080,182
$25,355


69,778
18,000
14,600
23,524
13,930
179,869
162,209
419,751
40,963
8,300
355,167
102,400
6,957
195,035
20
65,820
11,000


69,778
18,000
14,600
23,524
13,930
179,869
162,209
419,751
40,963
8,300
355,167
102,400
6,957
195,035
20
65,820
11,000










AT&T Corp.
Atna Resources Ltd.
Aurizon Mines Ltd.
Automatic Data Processing, Inc.
Baidu, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


69,778
18,000
14,600
23,524
13,930
179,869
162,209
419,751
40,963
8,300
355,167
102,400
6,957
195,035
20
65,820
11,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Bruker Corp.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


096627104
55622104
106902307
110122108
116794108
118230101
136385101
139793103
14808P109
149123101
165167107
166764100
17275R102
172967101
191216100
194162103
203372107


$2,105,600
$422,890
$33,209
$392,356
$182,400
$820,656
$631,370
$157,248
$412,987
$7,221,495
$311,170
$1,319,877
$10,505,787
$740,419
$3,638,812
$6,059,322
$2,988,246


70,000
14,643
14,300
15,732
15,000
13,900
19,000
48,384
12,058
120,218
14,853
19,450
492,998
196,920
72,602
76,934
125,715


70,000
14,643
14,300
15,732
15,000
13,900
19,000
48,384
12,058
120,218
14,853
19,450
492,998
196,920
72,602
76,934
125,715









Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Bruker Corp.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


70,000
14,643
14,300
15,732
15,000
13,900
19,000
48,384
12,058
120,218
14,853
19,450
492,998
196,920
72,602
76,934
125,715


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Crexus Investment Corp.
Crimson Exploration, Inc.
Curis, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Duke Energy Corporation
Eaton Corp
Ecolab, Inc.
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


20451N101
206013104
20825C104
226553105
22662K207
231269101
126650100
23311P100
249030107
25179M103
254687106
264399106
278058102
278865100
283702108
29076N206
268648102

$2,514,267
$189
$1,056,215
$453,695
$240,300
$13,900
$2,244,974
$923,066
$358,920
$6,865,440
$617,180
$705,184
$304,165
$348,053
$1,376,160
$168,525
$576,706


35,775
18,850
21,516
36,500
90,000
10,000
76,568
28,900
12,000
112,696
19,593
44,074
4,648
7,750
48,000
46,400
31,514


35,775
18,850
21,516
36,500
90,000
10,000
76,568
28,900
12,000
112,696
19,593
44,074
4,648
7,750
48,000
46,400
31,514










Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Crexus Investment Corp.
Crimson Exploration, Inc.
Curis, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Duke Energy Corporation
Eaton Corp
Ecolab, Inc.
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


35,775
18,850
21,516
36,500
90,000
10,000
76,568
28,900
12,000
112,696
19,593
44,074
4,648
7,750
48,000
46,400
31,514


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Emerson Electric

Encana Corp.

Encore Energy Partners LP

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise GP Holdings LP

Enterprise Products Partners

EQT Corp.

Exactech, Inc.

Exeter Resource Corp.

Extorre Gold Mines

Exxon  Mobile Corporation

Falconstor Software, Inc.

Fidelity National Info. Services

First Citizens Bancshares CL A

Flextronics Intl. Ltd.

FNB United Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


291011104
292505104
29257A106
29273V100
29273R109
293716106
293792107
26884L109
30064 109
301838104
30227B109
302290101
306137100
31620M106
31946M103
Y2573F102
302519103

$1,141,882
$1,281,319
$1,319,780
$438,750
$2,204,000
$521,730
$3,632,499
$400,214
$341,600
$243,810
$97,601
$7,159,515
$171,072
$646,362
$1,136,478
$318,248
$10,987


26,136
42,232
77,000
13,000
47,500
11,000
102,700
11,074
20,000
38,700
38,700
125,451
64,800
24,100
5,909
56,830
15,001


26,136
42,232
77,000
13,000
47,500
11,000
102,700
11,074
20,000
38,700
38,700
125,451
64,800
24,100
5,909
56,830
15,001










Emerson Electric
Encana Corp.
Encore Energy Partners LP
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise GP Holdings LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Exeter Resource Corp.
Extorre Gold Mines
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Flextronics Intl. Ltd.
FNB United Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


26,136
42,232
77,000
13,000
47,500
11,000
102,700
11,074
20,000
38,700
38,700
125,451
64,800
24,100
5,909
56,830
15,001



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ford Motor Company
Forest Oil Corp.
Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Genesis Energy LP
Geologix Explorations
Gilead Sciences, Inc.
GlaxoSmithKline PLC ORDF
Global Geophysical Services
Global Partners LP
Gold Fields Ltd.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


345370860
346091705
35671D857
36467W109
369550108
369604103
371927104
371939109
375558103
G3910J112
379468107
37946R109
38059T106
38141G104
38259P508
393122106
413353202



$354,453
$202,054
$2,118,214
$703,949
$381,401
$6,880,460
$430,875
$2,635
$797,010
$205,250
$278,800
$1,574,300
$454,714
$3,554,135
$4,909,578
$851,570
$16



35,164
7,385
35,823
37,464
6,513
477,147
22,500
11,200
23,250
6,035
40,000
70,000
34,010
27,075
11,034
33,135
22,455



35,164
7,385
35,823
37,464
6,513
477,147
22,500
11,200
23,250
6,035
40,000
70,000
34,010
27,075
11,034
33,135
22,455











Ford Motor Company
Forest Oil Corp.
Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Genesis Energy LP
Geologix Explorations
Gilead Sciences, Inc.
GlaxoSmithKline PLC ORDF
Global Geophysical Services
Global Partners LP
Gold Fields Ltd.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


35,164
7,385
35,823
37,464
6,513
477,147
22,500
11,200
23,250
6,035
40,000
70,000
34,010
27,075
11,034
33,135
22,455



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
IMAX Corp.
IMPAX Labs, Inc.
Intel Corp
International Business Machines
Ipath MSCI India ETN
Iridium Communications Inc.
Ishares FTSE XINHUA
Ishares Iboxx Investor
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


420261109
428236103
431284108
443510201
446150104
450913108
45245E109
45256B101
458140100
459200101
06739F291
46269C102
464287184
464287242
464287176
464287465
464287234



$2,042,080
$2,816,922
$901,756
$456,872
$656,601
$504,764
$378,432
$590,384
$6,016,858
$5,438,677
$299,008
$1,435,720
$2,233,306
$220,716
$6,743,883
$2,632,699
$7,158,909



84,804
65,086
32,484
11,511
118,520
28,550
25,920
30,975
309,350
44,045
4,672
143,000
57,074
2,035
63,080
56,605
191,825



84,804
65,086
32,484
11,511
118,520
28,550
25,920
30,975
309,350
44,045
4,672
143,000
57,074
2,035
63,080
56,605
191,825











Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
IMAX Corp.
IMPAX Labs, Inc.
Intel Corp
International Business Machines
Ipath MSCI India ETN
Iridium Communications Inc.
Ishares FTSE XINHUA
Ishares Iboxx Investor
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

84,804
65,086
32,484
11,511
118,520
28,550
25,920
30,975
309,350
44,045
4,672
143,000
57,074
2,035
63,080
56,605
191,825

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares MSCI Hong Kong
Ishares MSCI Pac Ex-Japan Index Fd
Ishares MSCI South Korea Index
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR Comex Gold
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Ishares TR S&P Citigroup 1-3 Yr Intl
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464286871
464286665
464286772
464287200
464287341
464287325
464285105
464288513
464287655
464287499
464288125
478160104
487836108
494368103
494550106
496902404
50075N104

$189,056
$250,144
$616,998
$3,431,561
$653,738
$499,874
$919,565
$776,495
$1,129,405
$2,002,144
$1,162,294
$12,221,817
$4,272,180
$200,079
$2,901,676
$253,787
$284,816

12,800
6,999
13,800
33,168
22,350
10,900
75,560
9,146
18,480
24,893
12,200
206,939
84,934
3,300
44,600
14,850
10,172

12,800
6,999
13,800
33,168
22,350
10,900
75,560
9,146
18,480
24,893
12,200
206,939
84,934
3,300
44,600
14,850
10,172









Ishares MSCI Hong Kong
Ishares MSCI Pac Ex-Japan Indx Fd
Ishares MSCI South Korea Index
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR Comex Gold
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Ishares TR S&P Citigroup 1-3 Yr Intl
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,800
6,999
13,800
33,168
22,350
10,900
75,560
9,146
18,480
24,893
12,200
206,939
84,934
3,300
44,600
14,850
10,172

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


501014104
502424104
50540R409
523768109
52602 E102
534187109
536020100
548661107
559080106
57060U613
57060U605
57060U100
580135101
584404107
58457V206
585055106
589331107

$41,788
$285,273
$331,540
$511,687
$377,286
$248,244
$1,008,900
$8,724,538
$1,262,203
$1,823,970
$606,853
$313,838
$6,331,095
$443,250
$85,966
$1,332,306
$5,355,166

12,400
4,027
4,400
199,100
12,050
10,220
38,000
427,255
26,999
41,815
16,750
6,040
96,115
45,415
10,500
36,733
153,136

12,400
4,027
4,400
199,100
12,050
10,220
38,000
427,255
26,999
41,815
16,750
6,040
96,115
45,415
10,500
36,733
153,136









Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,400
4,027
4,400
199,100
12,050
10,220
38,000
427,255
26,999
41,815
16,750
6,040
96,115
45,415
10,500
36,733
153,136

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0




















Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Micron Technology, Inc.
Microsoft Corporation
Minefinders Ltd.
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Netflix, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Niska Gas Storage Partners
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Oil Service Holders Dep.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


591520200
592688105
595112103
594918104
602900102
46625H100
61945A107
63563H109
64110L106
65080T102
65339F101
654678101
654902204
655844108
66987E206
66987V109
678002106

$175,320
$848,388
$162,584
$13,229,254
$208,494
$3,561,055
$2,688,840
$1,876,264
$750,772
$86,518
$225,466
$593,920
$279,708
$213,526
$666,562
$239,957
$307,296

18,000
7,600
19,150
574,935
23,400
97,270
68,980
111,351
6,910
24,649
4,624
32,000
34,320
4,025
95,496
4,966
3,247

18,000
7,600
19,150
574,935
23,400
97,270
68,980
111,351
6,910
24,649
4,624
32,000
34,320
4,025
95,496
4,966
3,247









Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Micron Technology, Inc.
Microsoft Corporation
Minefinders Ltd.
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Netflix, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Niska Gas Storage Partners
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Oil Service Holders Dep.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


18,000

7,600

19,150

574,935

23,400

97,270

68,980

111,351

6,910

24,649

4,624

32,000

34,320

4,025

95,496

4,966

3,247


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pennymac Mortgage Investment Reit
Pepsico, Inc.
Perrigo Company
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Pwrshares ETF Wilderhill Cln Enrgy
Powershares Exchange Global Water
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


680223104
703186205
70788P105
70931T103
713448108
714290103
71654V408
717081103
718172109
72201B101
723787107
73935X500
73936T623
73935A104
74005P104
742718109
743263105

$446,105
$58
$2,623,680
$795,000
$18,260,240
$444,206
$2,296,797
$3,335,542
$5,495,941
$206,952
$367,520
$644,280
$689,290
$221,067
$293,625
$12,954,360
$252,028

36,777
29,000
144,000
50,000
299,594
7,520
66,923
233,909
119,894
12,000
6,182
78,000
43,000
5,176
3,864
215,978
6,426

36,777
29,000
144,000
50,000
299,594
7,520
66,923
233,909
119,894
12,000
6,182
78,000
43,000
5,176
3,864
215,978
6,426









Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pennymac Mortgage Investment Reit
Pepsico, Inc.
Perrigo Company
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Pwrshares ETF Wilderhill Cln Enrgy
Powershares Exchange Global Water
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


36,777
29,000
144,000
50,000
299,594
7,520
66,923
233,909
119,894
12,000
6,182
78,000
43,000
5,176
3,864
215,978
6,426

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Proshares Short MSCI Emerging
Qualcomm, Inc.
Raytheon Company
Regions Financial Corp.
Roper Inds., Inc.
Ruddick Corp.
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


74347R396
747525103
755111507
758940100
776696106
781258108
78462F103
78390X101
803111103
78401V102
83088M102
834156101
835495102
842632101
78463V107
78463X400
78467Y107

$406,300
$4,646,794
$376,474
$100,240
$313,376
$831,865
$865,087
$887,538
$187,784
$849,154
$497,824
$1,200
$3,160,441
$86,486
$2,305,836
$2,917,412
$403,625

10,000
141,498
7,780
15,234
5,600
26,843
8,381
53,019
13,318
24,110
29,650
10,000
103,689
38,610
18,950
43,700
3,125

10,000
141,498
7,780
15,234
5,600
26,843
8,381
53,019
13,318
24,110
29,650
10,000
103,689
38,610
18,950
43,700
3,125









Proshares Short MSCI Emerging
Qualcomm, Inc.
Raytheon Company
Regions Financial Corp.
Roper Inds., Inc.
Ruddick Corp.
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,000
141,498
7,780
15,234
5,600
26,843
8,381
53,019
13,318
24,110
29,650
10,000
103,689
38,610
18,950
43,700
3,125

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Spectra Energy Corp.
Standard Pac Corp.
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
Sysco Corporation
T J X Cos., Inc.
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


847560109
85375C101
858912108
863667101
86764L108
867914103
871829107
872540109
87611X105
87612E106
881624209
892331307
H8817H100
895925105
903914109
904708104
907818108

$320,177
$222,944
$786,960
$430,516
$216,000
$232,091
$8,052,312
$1,955,499
$2,681,944
$438,990
$7,601,770
$2,351,677
$2,018,181
$105,723
$484,538
$666,243
$657,217

15,953
66,950
12,000
8,600
3,000
9,961
281,845
46,615
104,600
8,928
146,216
34,296
43,561
459,665
10,950
15,135
9,455

15,953
66,950
12,000
8,600
3,000
9,961
281,845
46,615
104,600
8,928
146,216
34,296
43,561
459,665
10,950
15,135
9,455









Spectra Energy Corp.
Standard Pac Corp.
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
Sysco Corporation
T J X Cos., Inc.
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


15,953
66,950
12,000
8,600
3,000
9,961
281,845
46,615
104,600
8,928
146,216
34,296
43,561
459,665
10,950
15,135
9,455

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0



<         16







United Technologies Corp.
Vale SA ADR
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Large Cap
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Small Cap
Verizon Communications
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Yum Brands, Inc.
Zimmer Holdings, Inc.
Zions Bancorporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

913017109
91912E105
921937819
922042858
922908736
922908637
921910816
922908629
922908751
92343V104
918204108
931422109
931142103
949746101
988498101
98956P102
989701107

$7,224,158
$3,306,974
$991,259
$4,252,145
$262,656
$213,584
$215,196
$426,780
$455,743
$419,039
$1,419,543
$4,080,347
$4,927,704
$2,240,410
$316,224
$1,170,399
$467,638

111,295
135,810
11,843
111,928
5,400
4,555
5,675
7,273
8,052
14,955
19,943
152,822
102,511
87,516
8,100
21,654
21,680


111,295
135,810
11,843
111,928
5,400
4,555
5,675
7,273
8,052
14,955
19,943
152,822
102,511
87,516
8,100
21,654
21,680



Grand Total 06/30/10




$446,980,036












United Technologies Corp.
Vale SA ADR
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Large Cap
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard Small Cap
Verizon Communications
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Yum Brands, Inc.
Zimmer Holdings, Inc.
Zions Bancorporation


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


111,295
135,810
11,843
111,928
5,400
4,555
5,675
7,273
8,052
14,955
19,943
152,822
102,511
87,516
8,100
21,654
21,680


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0




















